REAL ESTATE HELD FOR INVESTMENT (Pro Forma) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Real Estate [Abstract]
Revenues	$ 102,540
Expenses	(116,370)
Net loss	$ (13,830)